Hedge accounting (Detail 5) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Foreign Currency Basis Spreads Reserves [Line Items]
Amounts related to hedge relationships for which hedge accounting continues to be applied	$ (1,357)	$ 861
Amounts related to hedge relationships for which hedge accounting is no longer applied	247	266
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax basis	$ (1,111)	$ 1,126